Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Jin Medical International Ltd [Member] - USD ($)		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash		$ 1,363,617
Short-term investments		5,300,000
Prepaid expenses and other current assets		60,000
Intercompany receivable			6,750
TOTAL CURRENT ASSETS		6,723,617	6,750
Non-current assets
Income from investment in subsidiaries and VIE		8,337,887	4,899,615
TOTAL ASSETS		15,061,504	4,906,365
LIABILITIES
Accounts payable		160,000
Intercompany payable		758,493
TOTAL LIABILITIES		918,493
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	7,797	6,750
Additional paid-in capital		6,357,369
Retained earnings		7,777,845	4,899,615
Accumulated other comprehensive gain
TOTAL SHAREHOLDERS’ EQUITY		14,143,011	4,906,365
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 15,061,504	$ 4,906,365

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.